                          Kemper Cash Reserves Fund

                           REPORT TO SHAREHOLDERS
                           FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                           "[Positive economic data
                           has]...precipitated a
                           stable environment for
                           interest rates."

[KEMPER MUTUAL FUNDS LOGO]

Table of Contents

3
Performance Update

4
Portfolio Statistics

4
Terms to Know

5
Portfolio of
Investments

7
Report of
Independent Auditors

8
Financial Statements

10
Notes to
Financial Statements

13
Financial
Highlights


About Your Report

CHANGE IN FISCAL YEAR

Because of a change in Kemper Cash Reserves Fund's fiscal year, we are distributing an updated shareholder report. As you know, the Fund's prior fiscal year extended from August 1, 1994, through July 31, 1995. The new fiscal year runs from October 1 to September 30. You will receive your next shareholder report, which will be a semi-annual update, in May, 1996.
  For the two-month period from August 1, 1995 through September 30, 1995, Class A Shares advanced 0.85%, Class B Shares 0.71% and Class C Shares 0.71%, on a total return basis.

At A Glance

---------------------------------------------------------------------------
YIELDS
---------------------------------------------------------------------------
7-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                                                     AS OF
                                                                    9/30/95
---------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A                                    4.98%
KEMPER CASH RESERVES FUND CLASS B                                    4.12%
KEMPER CASH RESERVES FUND CLASS C                                    4.15%
---------------------------------------------------------------------------

An investment in money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable value of $1.00 per share.

---------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
---------------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1995 (SHARES ADJUSTED FOR THE APPLICABLE SALES
CHARGE)
                                                              LIFE OF
                              1-YEAR   5-YEAR   10-YEAR       CLASS
------------------------------------------------------------------------------------
KEMPER CASH RESERVES CLASS A     5.20%      N/A      N/A      3.39% (SINCE 1/10/92)
KEMPER CASH RESERVES CLASS B     1.30       2.83%   4.43%     4.79  (SINCE 2/6/84)
KEMPER CASH RESERVES CLASS C     4.30       N/A      N/A      3.90  (SINCE 5/31/94)
------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns fluctuate. Performance of share classes will differ. Consult the prospectus for details.
* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for B Shares adjustment for the applicable contingent deferred sales charge
(CDSC) as follows: 1-year, 3%; 5-year, 1%; since inception 0%. The maximum CDSC for B Shares is 4%. There is no sales charge for A Shares but the applicable sales charge applies on exchange into Class A Shares of other Kemper Mutual Funds. There is no sales charge adjustment for C Shares. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

Performance Update

[Picture of Frank Rachwalski]
FRANK RACHWALSKI IS SENIOR VICE PRESIDENT OF KEMPER FINANCIAL SERVICES, INC. AND PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND. MR. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

KEMPER CASH RESERVES FUND PORTFOLIO MANAGER FRANK RACHWALSKI EXPLAINS HOW HE BEGAN TO MODESTLY LENGTHEN THE FUND'S AVERAGE MATURITY DURING THE SOMEWHAT STABLE INTEREST RATE ENVIRONMENT.


Q.  FRANK, WHAT HAPPENED IN THE MARKET IN THE LAST TWO MONTHS?

A. With a modestly growing economy and a relatively low rate of inflation, an environment for possibly another lowering of the Federal Funds rate by the Federal Reserve (Fed) developed. However, in September, economic data -- fairly strong auto sales, an increase in consumer spending and a general leveling of inventories -- suggested that the economy was strengthening. These positive signs subsequently dispelled the prospects that the Fed would ease and precipated a stable environment for interest rates.

Q. AFTER A YEAR OF RISING INTEREST RATES, HOW HAVE YOU MANAGED THE FUND IN THIS STABLE ENVIRONMENT?

A. Going into these two months, we began to modestly lengthen the Fund's average maturity. Currently, we continue to have a constructive stance and will favor extension of maturities until there is a clearer indication that the economy's strength will cause interest rate pressure. Therefore, we are maintaining the Fund's average maturity positioned slightly longer than neutral, keeping in mind that there is a possibility that rates could go lower.

Q.  WHAT'S AHEAD FOR THE FUND?

A. Aside from the economy, the main focus is on the budget deficit. If a reasonable package is enacted into law, the Fed is likely to lower rates. Of course, the strength of the economy will be a driving factor. However, for the balance of the year, we expect relatively flat rates.

Portfolio Statistics

PORTFOLIO COMPOSITION

-------------------------------------------
                                 ON 9/30/95
-------------------------------------------
COMMERCIAL PAPER, FIRST TIER        90%
DOMESTIC BANK CDS                   10
-------------------------------------------
                                   100%


             [Pie Chart]




         ON 9/30/95
-------------------------------------------
- COMMERCIAL PAPER FIRST TIER
- DOMESTIC BANKS CDS

Terms To Know

FEDERAL FUNDS RATE the interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.
AVERAGE MATURITY the weighted average number of days in which securities in the portfolio mature. A variable or floating rate security may at times be treated as having a maturity that is shorter than on the face of the instrument.
REPURCHASE AGREEMENTS (REPOS) arrangements under which a security is bought under an agreement that the seller will repurchase that security at an agreed upon price, time and yield to the buyer.

Portfolio of Investments

KEMPER CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1995
(VALUE IN THOUSANDS)


               CORPORATE OBLIGATIONS                  VALUE
--------------------------------------------------------------
        BANKING--2.8%
--------------------------------------------------------------
            Societe Generale North America Inc.
              5.75%, 10/23/95                        $  4,983
            --------------------------------------------------

--------------------------------------------------------------
        CAPTIVE BUSINESS FINANCE--16.9%
--------------------------------------------------------------
            Chrysler Financial Corporation
              5.81%, 12/27/95                           4,931
            CSW Credit, Inc.
              5.76%, 10/30/95                           4,977
            Enterprise Capital Funding Corporation
              5.81%, 10/31/95                           4,976
         (a)Finova Capital Corporation
              5.98%, 12/15/95                           5,000
            Hanson Finance (UK) PLC
              5.74%, 10/24/95                           4,982
            Orix America, Inc.
              5.90%, 12/1/95                            4,951
            --------------------------------------------------
                                                       29,817

--------------------------------------------------------------
        CONSUMER FINANCING--8.4%
--------------------------------------------------------------
            Countrywide Funding Corporation
              6.02%, 10/18/95                           4,986
            Mitsubishi Motors Credit of America, Inc.
              6.01%, 1/19/96                            4,911
            Whirlpool Financial Corporation
              5.72%, 12/1/95                            4,952
            --------------------------------------------------
                                                       14,849

--------------------------------------------------------------
        CONSUMER PRODUCTS AND SERVICES--4.2%
--------------------------------------------------------------
            American Home Products Corporation
              5.80%, 11/10/95                           4,968
            Coca-Cola Enterprises Inc.
              6.70%, 10/2/95                            2,500
            --------------------------------------------------
                                                        7,468

--------------------------------------------------------------
        CORPORATE FINANCING--19.7%
--------------------------------------------------------------
            Astro Capital Corp.
              5.91%, 11/30/95                           4,952
            CXC Incorporated
              5.78%, 11/22/95                           4,959
            Corporate Asset Funding Company, Inc.
              5.76%, 11/9/95                            4,969
            First Brands Commercial, Inc.
              5.78%, 12/4/95                            4,949
            JTB Finance Americas
              5.96%, 11/28/95                           4,952
            Philip Morris Capital Corporation
              5.91%, 10/13/95                           4,990
            Ranger Funding Corporation
              5.78%, 11/8/95                            4,970
            --------------------------------------------------
                                                       34,741

                                                        VALUE
--------------------------------------------------------------
        ENERGY AND UTILITIES--5.6%
--------------------------------------------------------------
            New Hampshire
            Industrial Development Authority
              5.82%, 12/13/95                         $ 5,000
            Ontario Hydro, Canada
              5.80%, 11/20/95                           4,960
            --------------------------------------------------
                                                        9,960

--------------------------------------------------------------
        FINANCIAL SERVICES--16.1%
--------------------------------------------------------------
         (a)Bear Stearns Companies Inc.
              5.86%, 10/19/95                           5,000
            Cargill Financial Services Corporation
              6.35%, 10/2/95                            5,999
         (a)CS First Boston, Inc.
              5.94%, 10/11/95                           4,500
         (a)Goldman, Sachs & Co.
              5.88%, 10/25/95                           5,000
      (a)(b)Lehman Brothers Holdings Inc.
              5.99%, 11/15/95                           3,000
            Nomura Holding America Inc.
              5.72%, 12/7/95                            4,947
            --------------------------------------------------
                                                       28,446

--------------------------------------------------------------
        MUNICIPAL OBLIGATION--5.7%
--------------------------------------------------------------
   (a)(b)(c)Orange County, California
              6.83%, 6/30/96
              $10,000,000 (cost and par)                9,400
            Letter of Credit from
            The Bank of New York                          600
            --------------------------------------------------
                                                       10,000

--------------------------------------------------------------
        RECEIVABLES FINANCING--13.0%
--------------------------------------------------------------
            Clipper Receivables Corporation
              5.80%, 10/23/95                           4,982
            JV Receivables Corporation
              5.84%, 11/22/95                           4,959
            STRAIT Capital Corporation
              5.83%, 10/31/95                           4,976
            WCP Funding Inc.
              5.81%, 10/13/95                           2,994
            Working Capital Management Co. L.P.
              5.91%, 11/22/95                           4,958
            --------------------------------------------------
                                                       22,869
            ==================================================
            TOTAL CORPORATE
            OBLIGATIONS--92.4%
            (AVERAGE MATURITY: 40 DAYS)               163,133
            ==================================================


Portfolio of Investments


(VALUE IN THOUSANDS)
BANK OBLIGATIONS                                                VALUE
Bank of America Illinois
  5.75%, 11/9/95                                              $  5,000
MBNA America Bank N.A.
  5.90%, 2/5/96                                                  5,000
Mellon Bank Corporation
  5.75%, 2/6/96                                                  8,000
=======================================================================
TOTAL BANK
OBLIGATIONS--10.2%
(AVERAGE MATURITY: 103 DAYS)                                    18,000
=======================================================================
TOTAL INVESTMENTS--102.6%
(AVERAGE MATURITY: 46 DAYS)                                    181,133
=======================================================================
LIABILITIES, LESS CASH AND
OTHER ASSETS--(2.6)%                                            (4,576)
=======================================================================
NET ASSETS--100%                                              $176,557
=======================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, except as described in Note (c), cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1995. The dates shown represent the demand date or next interest rate change date.

(b) Illiquid securities. At September 30, 1995, the aggregate value of the Fund's illiquid securities was $13,000,000, which represented 7.4% of net assets.

(c)  See Note (3) of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                                                Report of Independent Auditors


THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER CASH RESERVES FUND

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Cash Reserves Fund, a series of Kemper Portfolios, as of September 30, 1995, the related statements of operations for the two months then ended and the year ended July 31, 1995, and changes in net assets for the two months ended September 30, 1995 and each of the two years in the period ended July 31, 1995, and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Cash Reserves Fund at September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                             ERNST & YOUNG LLP

Chicago, Illinois
November 14, 1995

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
(IN THOUSANDS)

---------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------
Investments, at amortized cost                            $  181,133
Cash                                                             337
Receivable for:
  Fund shares sold                                             1,383
  Interest                                                       315
    TOTAL ASSETS                                             183,168
=====================================================================

---------------------------------------------------------------------
LIABILITIES AND NET ASSETS
---------------------------------------------------------------------
Payable for:
  Dividends                                                      246
  Securities purchased                                         4,911
  Fund shares redeemed                                         1,046
  Management fee                                                  60
  Distribution services fee                                       92
  Administrative services fee                                     35
  Custodian and transfer agent fees and related expenses         102
  Other                                                          119
    Total liabilities                                          6,611
NET ASSETS                                                $  176,557
=====================================================================

---------------------------------------------------------------------
ANALYSIS OF NET ASSETS
---------------------------------------------------------------------
Paid-in capital                                           $  179,390
Unrealized depreciation on investments                        (2,833)
---------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING               $  176,557
=====================================================================

---------------------------------------------------------------------
THE PRICING OF SHARES
---------------------------------------------------------------------
Net asset value and redemption price per share
CLASS A SHARES
  ($33,666 / 33,666 shares outstanding)                        $1.00
---------------------------------------------------------------------
CLASS B SHARES
  (subject to contingent deferred sales charge)
  ($140,617 / 140,617 shares outstanding)                      $1.00
---------------------------------------------------------------------
CLASS C SHARES
  ($2,274 / 2,274 shares outstanding)                          $1.00
---------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Financial Statements

STATEMENT OF OPERATIONS
(IN THOUSANDS)

                                                                              TWO MONTHS
                                                                                 ENDED            YEAR ENDED
                                                                             SEPTEMBER 30,         JULY 31,
                                                                                 1995                1995
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
Interest income                                                                 $1,964              17,306
Expenses:
  Management fee                                                                   130               1,216
  Distribution services fee                                                        201               1,957
  Administrative services fee                                                       77                 710
  Custodian and transfer agent fees and related expenses                            98               1,021
  Professional fees                                                                 10                  41
  Reports to shareholders                                                           12                  81
  Trustees' fees and other                                                           5                  33
    Total expenses                                                                 533               5,059
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            1,431              12,247
=============================================================================================================
Change in unrealized depreciation on investments                                    --              (2,833)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $1,431               9,414
=============================================================================================================


STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                       TWO MONTHS
                                                                          ENDED          YEAR ENDED JULY 31,
                                                                      SEPTEMBER 30,      -------------------
                                                                          1995            1995       1994
-------------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL ACTIVITY
-------------------------------------------------------------------------------------------------------------
Net investment income                                                $    1,431         12,247       5,556
Change in unrealized depreciation                                            --         (2,833)         --
Capital contribution from investment manager                                 --          2,833          --
Dividends to shareholders from net investment income                     (1,431)       (12,247)     (5,556)
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS AND
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (36,474)      (211,286)    257,509
=============================================================================================================

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                     213,031        424,317     166,808

END OF PERIOD                                                          $176,557        213,031     424,317
=============================================================================================================


Notes to Financial Statements

--------------------------------------------------------------------------------
1 DESCRIPTION OF THE FUND Kemper Cash Reserves Fund is a separate series of Kemper Portfolios, an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers three classes of shares. Class A shares are currently available only upon exchange or upon conversion of Class B shares. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial or contingent deferred sales charge but are subject to higher ongoing expenses than Class A shares and do not convert into another class. Each share represents an identical interest in the investments of the Fund and has the same rights. In 1995, the Fund changed its fiscal year end for financial reporting purposes and federal income tax purposes from July 31 to September 30.

--------------------------------------------------------------------------------
2 SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
  ACCOUNTING POLICIES     amortized cost, which approximates market value. In
                          the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                          INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                          FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. Proceeds payable on redemption of Class B shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Differences in dividends per share are due to different class expenses.

                          FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                                                 Notes to Financial Statements

3 TRANSACTIONS           MANAGEMENT AGREEMENT. The Fund has a management
  WITH AFFILIATES        agreement with Kemper Financial Services, Inc. (KFS)
                         and pays a management fee at an annual rate of .40% of the first $250 million of average daily net assets declining gradually to .25% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $130,000 for the two month period ended September 30, 1995 and $1,216,000 for the year ended July 31, 1995.

                         Kemper Asset Holdings, Inc. (KAHI), a subsidiary of Kemper Corporation, the parent company of Kemper Financial Services, Inc., arranged for the issuance of a $10,706,000 irrevocable letter of credit from The Bank of New York for the benefit of the Fund. The letter of credit supports the payment of principal and interest on the Orange County, California obligation held in the Fund. The Fund and KAHI are parties to an agreement related to the letter of credit which provides, among other things, that, in connection with a payment of principal or interest under the letter of credit, the Fund will transfer to KAHI any proceeds received under the Orange County obligation.

                         UNDERWRITING AND DISTRIBUTION SERVICES
                         AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges from redemptions of Class B shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares, and the contingent deferred sales charges received in connection with the redemption of Class B shares are as follows:

                                                                 Commissions
                                                                    and
                                             Distribution     Distribution Fees     Amounts     Contingent
                                              Fees Paid         Paid by KDI         Paid to   Deferred Sales
                                             by the Fund         to Firms         Affiliates     Charges
                                               to KDI     (including affiliates)   of KDI    Received by KDI
                                              -----------------------------------------------------------
                         Two months ended
                         September 30, 1995   $  201,000          380,000           10,000        164,000

                         Year ended
                         July 31, 1995        $1,957,000        2,460,000           78,000      1,465,000

                         ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees paid are as follows:

                                                                      Administrative
                                                Administrative      Services Fees Paid       Administrative
                                              Services Fees Paid      by KDI to Firms      Services Fees Paid
                                              by the Fund to KDI  (including affiliates)  to Affiliates of KDI
                                              ----------------------------------------------------------------
                         Two months ended
                         September 30, 1995      $ 77,000                 89,000                7,000

                         Year ended
                         July 31, 1995           $710,000                765,000               52,000


Notes to Financial Statements


                         SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. For the two month period ended September 30, 1995 and the year ended July 31, 1995, the transfer agent remitted shareholder services fees to KSvC of $182,000 and $1,059,000, respectively.

                         OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of KFS. For the two month period ended September 30, 1995 and the year ended July 31, 1995, the Fund made no payments to its officers and incurred trustees' fees of $3,000 and $20,000, respectively, to independent trustees.

--------------------------------------------------------------------------------
4   CAPITAL SHARE TRANSACTIONS

                          The following table summarizes the activity in capital shares of the Fund (dollar amounts and number of shares are the same).


                                                            TWO MONTHS            YEAR ENDED JULY 31,
                                                              ENDED               -------------------
                                                         SEPTEMBER 30, 1995       1995          1994
                                                                         (IN THOUSANDS)
                                 --------------------------------------------------------------------
                                 SHARES SOLD
                                 --------------------------------------------------------------------
                                  Class A                    $  1,168            39,705        62,747
                                  Class B                      32,163           521,185       892,199
                                  Class C                       1,970            18,754           801


                                 --------------------------------------------------------------------
                                 SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                 --------------------------------------------------------------------
                                  Class A                         276             1,945           878
                                  Class B                       1,009             8,701         3,643
                                  Class C                          29               133             1


                                 --------------------------------------------------------------------
                                 SHARES REDEEMED
                                 --------------------------------------------------------------------
                                  Class A                     (4,166)           (73,055)      (56,628)
                                  Class B                    (64,120)          (714,110)     (646,065)
                                  Class C                     (4,803)           (14,544)          (67)


                                 --------------------------------------------------------------------
                                 CONVERSION OF SHARES
                                 --------------------------------------------------------------------
                                  Class A                         928            14,213        23,904
                                  Class B                        (928)          (14,213)      (23,904)
                                 NET INCREASE (DECREASE)
                                 FROM CAPITAL SHARE
                                 TRANSACTIONS AND TOTAL
                                 INCREASE (DECREASE)
                                 IN NET ASSETS               $(36,474)         (211,286)      257,509
                                 ====================================================================


Financial Highlights

                                          -------------------------------------------------------------------
                                                                      CLASS A SHARES
                                          -------------------------------------------------------------------
                                             TWO MONTHS                                          JANUARY 10,
                                               ENDED               YEAR ENDED JULY 31,             1992 TO
                                            SEPTEMBER 30,    -------------------------------       JULY 31,
                                                1995         1995          1994         1993         1992
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00         1.00          1.00         1.00         1.00
Net investment income and dividends declared     .01          .05           .03          .02          .01
Net asset value, end of period                 $1.00         1.00          1.00         1.00         1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    .85%        4.99          2.78         2.42         1.57

-------------------------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
Expenses                                         .92%         .89           .92          .93         1.39
Net investment income                           5.11         4.75          2.86         2.42         2.75
-------------------------------------------------------------------------------------------------------------


                                             ----------------------------------------------------------------
                                                                      CLASS B SHARES
                                             ----------------------------------------------------------------
                                             TWO MONTHS
                                               ENDED                         YEAR ENDED JULY 31,
                                            SEPTEMBER 30,      --------------------------------------------
                                                1995           1995      1994      1993      1992      1991
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00          1.00      1.00      1.00      1.00      1.00
Net investment income and dividends declared     .01           .04       .02       .02       .03       .05
Net asset value, end of period                 $1.00          1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    .71%         4.08      1.78      1.56      2.65      5.35

-------------------------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
Expenses                                        1.79%         1.78      1.89      1.82      2.22      2.18
Net investment income                           4.24          3.86      1.89      1.53      2.69      5.32
-------------------------------------------------------------------------------------------------------------

Financial Highlights


                                            ---------------------------------------------
                                                              CLASS C SHARES
                                            ---------------------------------------------
                                             TWO MONTHS            YEAR          MAY 31,
                                                ENDED              ENDED           TO
                                             SEPTEMBER 30,        JULY 31,       JULY 31,
                                                1995                1995          1994
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of period            $1.00               1.00           1.00
Net investment income and dividends declared      .01                .04             --
Net asset value, end of period                  $1.00               1.00           1.00
------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     .71%              4.08            .42

------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
Expenses                                         1.78%              1.76           1.80
Net investment income                            4.25               3.88           2.64
------------------------------------------------------------------------------------------
Supplemental data for all classes
------------------------------------------------------------------------------------------
                                            TWO MONTHS
                                               ENDED                       YEAR ENDED JULY 31,
                                            SEPTEMBER 30, ----------------------------------------------------
                                                1995       1995        1994       1993       1992        1991
                                            ------------------------------------------------------------------
 Net assets at end of period (in thousands)   $176,557    213,031     424,317   166,808     156,219    240,994
---------------------------------------------------------------------------------------------------------------



NOTES: The total returns for July 31, 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

KFS temporarily agreed to absorb certain operating expenses of the Fund during a portion of the fiscal years ended July 31, 1994 and 1993. Absent this agreement, ratios of expenses and net investment income to average net assets for the Class A shares would have been 1.15% and 2.63%, respectively, for 1994 and 1.18% and 2.17%, respectively, for 1993. Ratios of expenses and net investment income to average net assets for the Class B shares would have been 2.12% and 1.66%, respectively, for 1994 and 2.07% and 1.28%, respectively, for 1993.

Shareholders' Meeting

SPECIAL SHAREHOLDERS' MEETING

On September 19, 1995 a special shareholders' meeting was held. Fund shareholders were asked to vote on four separate issues: election of nine Trustees to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of a new investment management agreement with Kemper Financial Services, Inc. or its successor on the same terms as the current agreement and, for Class B and Class C shareholders only, approval of a new 12b-1 distribution plan with Kemper Distributors, Inc. or its successor on the same terms as the current plan. The fund voted together with the other two series of Kemper Portfolios on items one and two which is why the numbers are so much higher. We are pleased to report that all nominees were elected and other items were approved. Following are the results for each issue:
1)Election of Trustees

                        For            Withheld
David W. Belin          424,455,432    12,676,836
Lewis A. Burnham        424,717,712    12,414,556
Donald L. Dunaway       424,630,285    12,501,983
Robert B. Hoffman       424,761,425    12,370,843
Donald R. Jones         424,586,572    12,545,696
David B. Mathis         424,368,006    12,764,262
Shirley D. Peterson     424,193,153    12,939,115
William P. Sommers      424,499,145    12,633,123
Stephen B. Timbers      424,673,998    12,458,270

2)Ratification of the selection of Ernst & Young LLP as independent auditors for the fund

For             Against         Abstain
412,345,882     6,901,993       18,462,629

3)Approval of new investment management agreement

For             Against         Abstain
105,975,148     4,090,252       6,441,805

4)Approval of new 12b-1 distribution plan

                For             Against         Abstain
Class B
Shares          81,387,109      4,174,087       5,192,332
Class C
Shares           1,183,859         60,843          44,981



Trustees and Officers

TRUSTEES
STEPHEN B. TIMBERS
President and Trustee

DAVID W. BELIN
Trustee

LEWIS A. BURNHAM
Trustee

DONALD L. DUNAWAY
Trustee

ROBERT B. HOFFMAN
Trustee

DONALD R. JONES
Trustee

DAVID B. MATHIS
Trustee

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

OFFICERS

J. PATRICK BEIMFORD, JR.
Vice President

JOHN E. PETERS
Vice President

MICHELLE M. KEELEY
Vice President

FRANK J. RACHWALSKI, JR.
Vice President

PHILIP J. COLLORA
Vice President and
Secretary

CHARLES F. CUSTER
Vice President and
Assistant Secretary

JEROME L. DUFFY
Treasurer

ELIZABETH C. WERTH
Assistant Secretary
--------------------------------------------------------------------------
LEGAL COUNSEL                           VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                        222 North LaSalle Street
                                        Chicago, IL 60601
--------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT               KEMPER SERVICE COMPANY
                                        P.O. Box 419557
                                        Kansas City, MO 64141
                                        800-621-1048

--------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT            INVESTORS FIDUCIARY TRUST COMPANY
                                        127 West 10th Street
                                        Kansas City, MO 64105

--------------------------------------------------------------------------
INDEPENDENT AUDITORS                    ERNST & YOUNG LLP
                                        233 South Wacker Drive
                                        Chicago, IL 60606

--------------------------------------------------------------------------
INVESTMENT MANAGER                      KEMPER FINANCIAL SERVICES,INC.


PRINCIPAL UNDERWRITER                   KEMPER DISTRIBUTORS, INC.
                                        120 South LaSalle Street
                                        Chicago, IL 60603

[KEMPER MUTUAL FUNDS LOGO]              [RECYCLE PAPER BUG]
1005600                                 This report is not to be
Printed in the U.S.A.                   distributed unless preceded or
                                        accompanied by a
                                        Kemper Fixed Income prospectus.
                                        KCRF-2(11/95)